Stockholders' Equity and Regulatory Capital - Additional Information (Detail) $ / shares in Units, $ in Millions					12 Months Ended
	Sep. 08, 2016 shares	Oct. 28, 2015 shares	Mar. 11, 2015 shares	Apr. 02, 2014 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 shares	Jan. 01, 2019
Stockholders Equity And Regulatory Capital [Line Items]
Common stock, shares issued				17,059,448	22,548,529	24,000,043
Per share price of common stock | $ / shares				$ 10.00
Conversion rate				0.9791
Common stock, shares outstanding					22,548,529	24,000,043
Stock repurchase plan, Authorized shares	1,155,000	2,569,000	2,731,000
Stock repurchase plan, Percentage of outstanding stock	5.00%	10.00%	10.00%
Stock repurchased during period, Shares					1,407,500	4,008,000	0
Stock repurchased during period, Value | $					$ 21.6	$ 56.2
Stock repurchased during period, cost per share | $ / shares					$ 15.31	$ 14.02
Increase in minimum Tier 1 capital to risk based assets requirement					0.625%
Risk-weighted assets additional increase in each subsequent year, percentage					0.625%
Higher risk weight to exposures that are more than 90 days past due					150.00%
Description of capital conservation buffer in final rule					Effective January 1, 2015, the Company adopted the Basel III final rule. Based on the Company’s capital levels and statement of condition composition, the implementation of the new rule had no material impact on our regulatory capital level or ratios at the Bank level. The new rule establishes limits at the Company level and increased the minimum Tier 1 capital to risk based assets requirement from 4% to 6% of risk-weighted assets; established a new common equity Tier 1 capital; and assigned a higher risk weight (150%) to exposures that are more than 90 days past due or are on nonaccrual status and to certain commercial real estate facilities that finance the acquisition, development or construction of real property. The new rule has a capital conservation buffer requirement that phased in beginning January 1, 2016 at 0.625 percent of risk-weighted assets and increases each subsequent year by an additional 0.625 percent until reaching its final level of 2.5 percent of risk-weighted assets on January 1, 2019, when the full capital conservation buffer requirement will be effective. Management believes, as of March 31, 2017 and 2016, that the Company and the Bank met all capital adequacy requirements to which they were subject.
Scenario Forecast [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement								2.50%
Minimum [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement					4.00%
Maximum [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement					6.00%
Other than Clifton MHC [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Conversion rate				0.9791
Common stock, shares outstanding				9,737,241
Employee Stock Ownership Plan [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Common stock, shares issued				1,023,566